Summary Of Significant Accounting Policies (Details) - USD ($)	12 Months Ended			25 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014
Scrap value per light weight ton			$ 285	$ 360
Depreciation method	straight line
Vessels estimated useful life	25 years
Depreciation expense change		$ (708,000)
Annual increase in management fees	3.00%
Utilization rate of fleet	98.60%
Amortization of deferred financing costs	$ 652,000	1,277,000
Write off of deferred financing costs	0	6,693,000	0
Use of different allocated method
Amortization of deferred financing costs	$ 712,000	$ 1,277,000	$ 1,277,000